UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-6194

UTC North American Fund, Inc.
 (Exact name of registrant as specified in charter)

c/o U.S. Bancorp Fund Services, LLC
615 E. Michigan St., Third Floor, Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Foley & Lardner LLP,
555 S. Flower Street, 35th Floor,
Los Angeles, CA 90071
 (Name and address of agent for service)

1-800-368-3322
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2018

Date of reporting period:  March 31, 2018

Item 1. Schedule of Investments.

UTC North American Fund, Inc.
Schedule of Investments
March 31, 2018 (Unaudited)

Shares		Value
	COMMON STOCKS - 80.3%
	Aerospace & Defense - 2.5%
2,131	Raytheon Co.	$459,912
4,785	United Technologies Corp.	602,049
		1,061,961
	Air Freight & Logistics - 1.0%
1,775	FedEx Corp.	426,195

	Auto Components - 1.0%
8,760	Delphi Technologies Plc - (a) (b)	417,414

	Banks - 13.1%
51,619	Bank of America Corp.	1,548,054
19,718	Citizens Financial Group, Inc.	827,762
37,258	First Horizon National Corp.	701,568
7,901	First Republic Bank/CA	731,711
15,827	JPMorgan Chase & Co.	1,740,495
		5,549,590
	Biotechnology - 3.3%
3,099	Alexion Pharmaceuticals, Inc. (a)	345,415
4,205	BioMarin Pharmaceutical Inc. (a)	340,899
3,219	Shire PLC - ADR (b)	480,886
1,325	Vertex Pharmaceuticals, Inc. (a)	215,949
		1,383,149
	Capital Markets - 3.1%
11,640	Morgan Stanley	628,095
6,839	Northern Trust Corp.	705,306
		1,333,401
	Chemicals - 2.1%
13,809	DowDuPont Inc.	879,771

	Communications Equipment - 2.2%
16,809	Cisco Systems, Inc.	720,938
8,291	Juniper Networks, Inc.	201,720
		922,658
	Diversified Financial Services - 2.2%
4,569	Berkshire Hathaway Inc. - Class B (a)	911,424

	Electric Utilities - 1.3%
12,121	Xcel Energy, Inc.	551,263

	Electrical Equipment - 0.6%
3,391	Eaton Corp. PLC - (a) (b)	270,975

	Energy Equipment & Services - 0.8%
7,227	Halliburton Co.	339,235

	Food & Staples Retailing - 2.0%
15,611	The Kroger Co.	373,727
5,087	Wal-Mart Stores, Inc.	452,591
		826,318
	Food Products - 1.9%
12,594	Conagra Brands, Inc.	464,467
5,317	The Kraft Heinz Co.	331,196
		795,663
	Health Care - 0.6%
9,780	Boston Scientific Corp. (a)	267,190

	Health Care Equipment & Supplies - 3.6%
11,192	Medtronic, PLC - (a) (b)	897,822
5,602	Zimmer Biomet Holdings, Inc.	610,842
		1,508,664
	Health Care Providers & Services - 0.8%
2,106	Aetna, Inc.	355,914

	Household Durables - 0.8%
5,387	Lennar Corp.	317,510

	Insurance - 1.6%
4,887	American International Group, Inc.	265,950
9,339	MetLife, Inc.	428,567
		694,517
	Internet & Direct Marketing Retail - 1.1%
4,225	Expedia, Inc.	466,482

	Internet Software & Services - 2.0%
413	Alphabet, Inc. (a)	428,339
2,650	Facebook, Inc. - Class A (a)	423,444
		851,783
	IT Services - 0.7%
2,854	Fidelity National Information Services, Inc.	274,840

	Leisure Products - 1.2%
8,256	Brunswick Corp/DE	490,324

	Machinery - 2.8%
6,829	ITT, Inc.	334,484
4,049	PACCAR, Inc.	267,922
7,344	Wabtec Corp/DE	597,802
		1,200,208
	Media - 1.4%
10,799	Comcast Corp.	369,002
7,757	Liberty Global plc - Class C - (a) (b)	236,045
		605,047
	Metals & Mining - 1.5%
10,440	Nucor Corp.	637,780

	Multiline Retail - 0.6%
2,872	Dollar Tree, Inc. (a)	272,553

	Multi-Utilities - 0.7%
4,957	Ameren Corp.	280,715

	Oil, Gas & Consumable Fuels - 7.7%
8,445	Chevron Corporation	963,068
36,535	Encana Corp. - (a) (b)	401,885
3,863	EOG Resources, Inc.	406,658
3,150	Pioneer Natural Resources Co.	541,107
6,365	Royal Dutch Shell PLC - ADR (b)	417,098
11,262	RSP Permian, Inc. (a)	527,963
		3,257,779
	Pharmaceuticals - 5.3%
2,728	Allergan plc - (a) (b)	459,095
7,420	Bristol-Myers Squibb Co.	469,315
5,856	Eli Lilly & Co.	453,079
3,237	Johnson & Johnson	414,821
12,510	Pfizer, Inc.	443,980
		2,240,290
	Road & Rail - 2.0%
6,422	Union Pacific Corp.	863,310

	Semiconductors & Semiconductor Equipment - 2.1%
1,465	Broadcom Ltd. - (a) (b)	345,227
25,116	Marvell Technology Group Ltd. - (a) (b)	527,436
		872,663
	Software - 4.3%
4,521	Citrix Systems, Inc. (a)	419,549
9,051	Microsoft Corp.	826,085
12,859	Oracle Corp.	588,299
		1,833,933
	Specialty Retail - 1.8%
8,848	Lowe's Cos, Inc.	776,412

	Tobacco - 0.8%
5,676	Altria Group, Inc.	353,728

	TOTAL COMMON STOCKS (Cost $32,874,929)	34,090,659

	EQUITY REAL ESTATE INVESTMENT TRUST (REIT) - 0.9%
	REIT - 0.9%
2,342	AvalonBay Communities, Inc.	385,165
	TOTAL REIT (Cost $434,931)	385,165

	EXCHANGE TRADED FUNDS - 7.6%
	Investment Companies - 7.6%
14,300	iShares Government/Credit Bond ETF	1,595,880

7,300	iShares iBoxx $ Investment Grade Corporate Bond ETF	856,947
7,000	iShares U.S. Credit Bond ETF	762,790
	TOTAL EXCHANGE TRADED FUNDS (Cost $3,304,491)	3,215,617

Principal Amount	ASSET BACKED SECURITY - 0.0%	Value
	Continental Airlines 2000-2 Class A-1 Pass Through Trust
$10,166	7.707%, 10/02/2022 (c)(d)	$10,909
	TOTAL ASSET BACKED SECURITY (Cost $10,171)	10,909

	CORPORATE BONDS - 3.9%
	Banks - 1.0%
	Bank of America Corp.
200,000	2.600%, 01/15/2019	200,220
	JPMorgan Chase & Co.
200,000	3.900%, 07/15/2025	201,807
		402,027
	Beverages - 0.5%
	Anheuser-Busch InBev SA/NV
200,000	3.650%, 02/01/2026	199,145

	Biotechnology - 0.5%
	AbbVie Inc.
200,000	2.500%, 05/14/2020	197,513

	Diversified Telecommunication Services - 0.9%
	AT&T Inc.
200,000	3.400%, 05/15/2025	193,011
	Verizon Communications Inc.
200,000	4.400%, 11/01/2034	198,096
		391,107
	Food & Staples Retailing - 0.5%
	Wal-Mart Stores, Inc.
200,000	3.250%, 10/25/2020	203,327

	Media - 0.6%
	Comcast Cable Communications Holdings, Inc.
200,000	9.455%, 11/15/2022	252,323

	Transportation - 0.0%
	The Burlington Northern and Santa Fe Railway Co. 2002-1 Pass Through Trust
1,507	5.943%, 01/15/2022	1,566
	TOTAL CORPORATE BONDS (Cost $1,704,464)	1,647,008

	US GOVERNMENT NOTES/BONDS - 5.5%
	United States Treasury Note/Bond
300,000	4.000%, 08/15/2018	302,329
300,000	1.375%, 02/28/2019	297,996
400,000	2.000%, 09/30/2020	396,625
300,000	3.625%, 02/15/2021	310,324
300,000	1.750%, 09/30/2022	290,027
200,000	2.125%, 05/15/2025	192,641

300,000	3.875%, 08/15/2040	347,608
200,000	2.500%, 02/15/2045	182,664
	TOTAL US GOVERNMENT NOTES/BONDS (Cost $2,413,188)	2,320,214

	US TREASURY BILL - 0.5%
	United States Treasury Bill - 0.5%
	United States Treasury Bills
22,000	1.719%, 07/12/2018	21,893
164,000	1.779%, 08/02/2018	163,003
11,000	1.841%, 08/23/2018	10,919
	TOTAL US TREASURY BILL (Cost $195,944)	195,815

	Total Investments (Cost $40,938,118) - 98.6%	41,865,387
	Other Assets in Excess of Liabilities - 1.4%	580,996
	TOTAL NET ASSETS - 100.0%	$42,446,383

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign Issued Security. The total value of the foreign issued securities is $4,453,883 (10.5% of net assets) at March 31, 2018.
(c)	Restricted Security. The total value of restricted securities is $10,909 (0.0% of net assets) at March 31, 2018.
(d)	Illiquid Security. The total value of illiquid securities is $10,909 (0.0% of net assets) at March 31, 2018.

The cost basis of investments for federal income tax purposes at March 31, 2018 was as follows*:

Cost of investments	$40,938,118
Gross unrealized appreciation	2,595,958
Gross unrealized depreciation	(1,668,689)
Net unrealized appreciation	927,269

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Summary of Fair Value Exposure at March 31, 2018 (Unaudited)

In accordance with accounting principles generally accepted in the United States of America (“GAAP”), fair value is defined as the price that a fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Adviser, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
 The investments whose values are based on quoted market prices in an active market, and are therefore classified within Level 1, include active listed domestic equities, including listed REITs and Exchange Traded Funds.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include asset backed securities, investment grade corporate bonds, U.S. government and sovereign obligations, government agency securities, certain mortgage products, and restricted securities.
 Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Adviser. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following is a summary of the inputs used to value the Fund's portfolio as of March 31, 2018:

	Level 1	Level 2	Level 3	Total
Asset Backed Security	$-	10,909.00	-	10,909
Common Stocks	34,090,659.00	-	-	34,090,659
Corporate Bonds	-	1,647,008.00	-	1,647,008
Exchange Traded Funds	3,215,617.00	-	-	3,215,617
REIT	385,165.00	-	-	385,165
US Government Notes/Bonds	-	2,320,214.00	-	2,320,214
Short-Term Investments	-	195,815.00	-	195,815
Total**	37,691,441	4,173,946	-	41,865,387

**Additional information regarding the industry and/or geographical classification of these investments is disclosed in the schedule of investments.
There were no transfers between Level 1, Level 2 and Level 3 the period ended March 31, 2018 for the Fund, as compared to their classification from the prior annual report. Transfers between levels are recognized as of the end of the period in which the transfer occurs.

The Fund does not maintain any positions in derivative instruments, and did not engage in derivative activities during the period ended March 31, 2018.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UTC North American Fund, Inc.

By  /s/ Amoy Van Lowe
Amoy Van Lowe, President & Treasurer

Date  May 3, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Amoy Van Lowe
Amoy Van Lowe, President & Treasurer

Date  May 3, 2018